CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank balances	$ 62,426	$ 63,574
Time deposits	295	14,032
TOTAL	$ 62,721	$ 77,606	$ 52,525	$ 50,532